UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.52%

AUSTRALIA — 57.44%
ALS Ltd.	445,720	$1,754,405
Amcor Ltd./Australia	82,521	873,236
AusNet Services	1,643,752	1,677,855
Australia & New Zealand Banking Group Ltd.	76,748	1,841,842
Bendigo & Adelaide Bank Ltd.	215,842	2,082,738
Commonwealth Bank of Australia	27,242	1,751,653
Mineral Resources Ltd.	620,048	2,467,902
Monadelphous Group Ltd.[a]	692,851	4,350,200
National Australia Bank Ltd.	76,340	1,949,217
Suncorp Group Ltd.	213,862	2,241,098
Sydney Airport	334,092	1,376,360
Telstra Corp. Ltd.	387,970	1,849,039
Westpac Banking Corp.	69,516	1,779,571
WorleyParsons Ltd.	375,232	2,535,076

		28,530,192
HONG KONG — 15.33%
Giordano International Ltd.	5,456,000	2,765,899
Hang Seng Bank Ltd.	61,600	1,262,624
PCCW Ltd.	1,870,000	1,119,255
Sino Land Co. Ltd.	708,000	1,099,586
VTech Holdings Ltd.[a]	110,000	1,369,271

		7,616,635
JAPAN — 5.99%
Accordia Golf Co. Ltd.	94,600	998,723
NTT DOCOMO Inc.	46,200	974,938
TonenGeneral Sekiyu KK	100,000	1,001,654

		2,975,315
NEW ZEALAND — 11.79%
Sky Network Television Ltd.	550,088	2,236,392
SKYCITY Entertainment Group Ltd.	610,456	1,792,425
Spark New Zealand Ltd.	928,950	1,826,620

		5,855,437
SINGAPORE — 8.97%
SATS Ltd.	492,800	1,354,182
Singapore Post Ltd.[a]	602,800	861,269
Singapore Telecommunications Ltd.	368,800	1,102,384
StarHub Ltd.[a]	407,082	1,139,461

		4,457,296

TOTAL COMMON STOCKS
(Cost: $55,145,577)		49,434,875

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.04%

MONEY MARKET FUNDS — 5.04%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[b,c,d]	2,360,152	$2,360,152
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[b,c,d]	130,392	130,392
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.02%[b,c]	14,769	14,769

		2,505,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,505,313)		2,505,313

TOTAL INVESTMENTS IN SECURITIES — 104.56%
(Cost: $57,650,890)		51,940,188
Other Assets, Less Liabilities — (4.56)%		(2,266,297)

NET ASSETS — 100.00%		$49,673,891

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 90.37%

BRAZIL — 12.53%
Banco do Brasil SA	349,800	$2,261,075
CCR SA	328,600	1,466,117
CPFL Energia SA	339,610	1,919,437
EcoRodovias Infraestrutura e Logistica SA	1,049,400	2,134,947
EDP – Energias do Brasil SA	1,113,000	4,257,867
Light SA	1,388,600	5,735,544
Souza Cruz SA	180,200	1,283,124
Tractebel Energia SA	169,600	1,802,272
Transmissora Alianca de Energia Eletrica SA Units	625,400	3,840,859

		24,701,242
CHILE — 2.38%
CAP SA	790,866	2,131,163
CorpBanca SA	115,537,456	1,182,556
Empresa Nacional de Telecomunicaciones SA	133,030	1,379,578

		4,693,297
CHINA — 12.07%
Agile Property Holdings Ltd.	6,360,000	3,667,195
Anta Sports Products Ltd.	636,000	1,630,959
China Shanshui Cement Group Ltd.[a,b]	1,012,000	821,109
Dongyue Group Ltd.	2,544,000	702,264
Evergrande Real Estate Group Ltd.[a]	10,282,000	6,804,001
Guangzhou R&F Properties Co. Ltd. Class Hb	2,247,200	2,246,533
PetroChina Co. Ltd. Class H	1,272,000	1,261,778
Shenzhen Investment Ltd.[a]	9,116,000	3,515,968
Shougang Fushan Resources Group Ltd.[a]	12,720,000	1,919,740
Zhejiang Expressway Co. Ltd. Class H	1,060,000	1,221,031

		23,790,578
COLOMBIA — 1.90%
Ecopetrol SA	693,558	390,798
Ecopetrol SA ADR	297,012	3,353,266

		3,744,064
CZECH REPUBLIC — 2.36%
CEZ AS	98,792	2,406,086
Komercni Banka AS	9,964	2,241,787

		4,647,873
INDIA — 0.47%
Reliance Industries Ltd. GDR[c]	29,680	924,532

		924,532
INDONESIA — 2.10%
AKR Corporindo Tbk PT	1,197,800	509,137
Indo Tambangraya Megah Tbk PT	3,551,000	2,552,835
Matahari Putra Prima Tbk PT	4,971,400	1,065,759

		4,127,731

Security	Shares	Value

MALAYSIA — 5.18%
Berjaya Sports Toto Bhd	2,003,448	$1,744,406
British American Tobacco Malaysia Bhd	84,800	1,496,666
Kuala Lumpur Kepong Bhd	148,400	853,654
Malayan Banking Bhd	837,400	2,014,402
PPB Group Bhd	159,000	641,904
Public Bank Bhd	201,400	1,000,549
Sime Darby Bhd	572,400	1,305,093
Telekom Malaysia Bhd	678,400	1,161,857

		10,218,531
MOROCCO — 0.74%
Maroc Telecom	122,642	1,465,372

		1,465,372
PHILIPPINES — 0.70%
Globe Telecom Inc.	24,380	1,375,323

		1,375,323
POLAND — 4.07%
KGHM Polska Miedz SA	51,092	1,292,521
Orange Polska SA	745,074	1,613,062
Powszechny Zaklad Ubezpieczen SA	20,458	2,351,016
Synthos SA	2,203,528	2,763,762

		8,020,361
RUSSIA — 3.07%
Gazprom Neft OAO ADR	190,588	2,182,232
Mobile TeleSystems PJSC	1,050,460	3,872,222

		6,054,454
SOUTH AFRICA — 8.90%
African Bank Investments Ltd.[a,b]	2,216,313	1,757
Barloworld Ltd.	187,938	1,340,606
Exxaro Resources Ltd.[a]	194,510	1,154,850
Foschini Group Ltd. (The)	80,348	917,280
Grindrod Ltd.	522,580	553,768
Kumba Iron Ore Ltd.[a]	443,186	3,814,343
Lewis Group Ltd.[a]	304,538	1,389,091
Nampak Ltd.	414,460	1,047,894
PPC Ltd.	1,592,968	2,842,015
RMB Holdings Ltd.	218,572	1,184,069
Tiger Brands Ltd.	34,344	775,455
Truworths International Ltd.	216,240	1,466,223
Woolworths Holdings Ltd./South Africa	134,832	1,061,280

		17,548,631
TAIWAN — 23.45%
A-DATA Technology Co. Ltd.	2,650,000	2,769,903
AmTRAN Technology Co. Ltd.	5,618,000	3,096,248
Asutek Computer Inc.	212,000	1,913,751
China Steel Corp.	1,166,388	834,942
Chong Hong Construction Co. Ltd.	1,696,250	3,105,435
Chunghwa Telecom Co. Ltd.	530,000	1,645,155
Dynapack International Technology Corp.	954,000	1,541,074
Far EasTone Telecommunications Co. Ltd.	742,000	1,736,813

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2015

Security	Shares	Value

Farglory Land Development Co. Ltd.	1,272,263	$1,194,831
Formosa Plastics Corp.	424,840	941,951
Formosan Rubber Group Inc.	2,226,000	1,540,570
Gigabyte Technology Co. Ltd.	2,226,000	1,769,716
Highwealth Construction Corp.	318,000	654,704
Huaku Development Co. Ltd.	1,696,000	2,836,381
IEI Integration Corp.	1,802,000	2,511,379
Inventec Corp.	3,286,475	1,868,528
Lite-On Technology Corp.	1,914,344	2,104,041
Novatek Microelectronics Corp.	212,000	768,858
Oriental Union Chemical Corp.	1,696,000	1,111,990
Ruentex Development Co. Ltd.	1,744,000	2,209,588
Ruentex Industries Ltd.	1,272,000	2,659,107
Taiwan Mobile Co. Ltd.	530,000	1,754,272
TSRC Corp.	1,272,925	884,998
U-Ming Marine Transport Corp.	1,060,000	1,359,771
Wistron NeWeb Corp.	646,577	1,607,662
WPG Holdings Ltd.	1,590,000	1,805,473

		46,227,141
THAILAND — 6.42%
Advanced Info Service PCL NVDR	265,000	1,879,699
Charoen Pokphand Foods PCL NVDR	1,717,200	1,018,286
Intouch Holdings PCL NVDR[a]	816,200	1,893,158
Land & Houses PCL NVDR[a]	7,483,600	1,688,030
PTT Global Chemical PCL NVDR	1,325,000	2,321,429
Sansiri PCL NVDR[a]	34,397,066	1,678,620
Siam Cement PCL (The) NVDR	53,000	790,977
Thai Oil PCL NVDR	1,007,000	1,378,571

		12,648,770
TURKEY — 4.03%
Ford Otomotiv Sanayi AS	86,390	1,031,914
Tofas Turk Otomobil Fabrikasi AS	358,810	2,357,260
Turk Telekomunikasyon AS	950,396	2,366,788
Turk Traktor ve Ziraat Makineleri AS	83,104	2,189,876

		7,945,838
TOTAL COMMON STOCKS
(Cost: $222,176,295)		178,133,738

PREFERRED STOCKS — 8.04%

BRAZIL — 8.04%
AES Tiete SA	922,200	4,947,236
Cia. Energetica de Minas Gerais	773,863	2,141,522
Petroleo Brasileiro SA	1,293,200	3,980,535
Telefonica Brasil SA	137,800	1,823,060
Vale SA	689,000	2,958,989

		15,851,342

TOTAL PREFERRED STOCKS
(Cost: $20,943,541)		15,851,342

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.29%

MONEY MARKET FUNDS — 7.29%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	12,935,934	$12,935,934
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[d,e,f]	714,673	714,673
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.02%[d,e]	715,034	715,034

		14,365,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,365,641)		14,365,641

TOTAL INVESTMENTS IN SECURITIES — 105.70% (Cost: $257,485,477)		208,350,721
Other Assets, Less Liabilities — (5.70)%		(11,231,020)

NET ASSETS — 100.00%		$197,119,701

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Asia/Pacific Dividend
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Asia/Pacific Dividend
Investments:
Assets:
Common Stocks	$49,434,875	$—	$—	$49,434,875
Money Market Funds	2,505,313	—	—	2,505,313

Total	$51,940,188	$—	$—	$51,940,188

Emerging Markets Dividend
Investments:
Assets:
Common Stocks	$177,310,872	$821,109	$1,757	$178,133,738
Preferred Stocks	15,851,342	—	—	15,851,342
Money Market Funds	14,365,641	—	—	14,365,641

Total	$207,527,855	$821,109	$1,757	$208,350,721

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$58,893,601	$2,665,169	$(9,618,582)	$(6,953,413)
Emerging Markets Dividend	264,983,153	5,485,547	(62,117,979)	(56,632,432)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

7

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2015